Note 24 - Employee Benefits (Details) - Funded Status of Defined Benefit Pension Plans: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012
Note 24 - Employee Benefits (Details) - Funded Status of Defined Benefit Pension Plans: [Line Items]
Funded status – over/(under) at end of year	$ 7,551
Actuarial (gain) loss	(35,280)	(83,374)
Projected benefit obligation fair value	268,394
Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]
Note 24 - Employee Benefits (Details) - Funded Status of Defined Benefit Pension Plans: [Line Items]
Projected benefit obligation	286,491	229,449
Projected benefit obligation fair value	252,925	239,197
Funded status – over/(under) at end of year	7,551	(33,566)
Actual return on plan assets	29,260	19,567
Benefits paid	(10,102)	(9,747)
Employer contributions	6,446	3,252
Employee contributions	1,056	1,128
Foreign currency exchange rate changes	(11,191)	(472)
Service cost - pension	4,814	3,932
Interest cost	11,932	12,263
Actuarial (gain) loss	(15,375)	50,801
Plan amendments	(5,220)
Foreign currency exchange rate changes	(11,697)	(207)
Projected benefit obligation	260,843	286,491
Projected benefit obligation fair value	$ 268,394	$ 252,925